Intangible assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	$ 124,128
Amortization expense	32,768	$ 33,309
Balance at ending	91,124	124,128
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	246,114	246,114
Disposal of VoIP Supply LLC	2,210
Balance at ending	243,904	246,114
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(121,986)	(88,677)
Disposal of VoIP Supply LLC	(1,974)
Amortization expense	32,768	33,309
Balance at ending	(152,780)	(121,986)
Purchased technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	50,864
Balance at ending	33,479	50,864
Purchased technology | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	110,123	110,123
Disposal of VoIP Supply LLC	0
Balance at ending	110,123	110,123
Purchased technology | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(59,259)	(41,576)
Disposal of VoIP Supply LLC	0
Amortization expense	17,385	17,683
Balance at ending	(76,644)	(59,259)
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	70,687
Balance at ending	55,894	70,687
Customer relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	126,456	126,456
Disposal of VoIP Supply LLC	1,160
Balance at ending	125,296	126,456
Customer relationships | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(55,769)	(40,821)
Disposal of VoIP Supply LLC	(1,160)
Amortization expense	14,793	14,948
Balance at ending	(69,402)	(55,769)
Brand
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	2,577
Balance at ending	1,751	2,577
Brand | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	6,787	6,787
Disposal of VoIP Supply LLC	1,050
Balance at ending	5,737	6,787
Brand | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(4,210)	(3,586)
Disposal of VoIP Supply LLC	(814)
Amortization expense	590	624
Balance at ending	(3,986)	(4,210)
Other purchased intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	0
Balance at ending	0	0
Other purchased intangibles | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	2,748	2,748
Disposal of VoIP Supply LLC	0
Balance at ending	2,748	2,748
Other purchased intangibles | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(2,748)	(2,694)
Disposal of VoIP Supply LLC	0
Amortization expense	0	54
Balance at ending	$ (2,748)	$ (2,748)